Schedule of Stock Options Granted (Details)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Risk-free interest rate	4.50%
Expected dividend yield	0.00%
Expected term in years	2 years 6 months
Expected volatility	64.50%